UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code:   (800) 345-6611

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
April 30, 2021
Columbia Seligman Global Technology Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Seligman Global Technology Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Seligman Global Technology Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital appreciation.
Portfolio management
Paul Wick
Lead Portfolio Manager
Managed Fund since 1994
Shekhar Pramanick
Technology Team Member
Managed Fund since 2014
Sanjay Devgan
Technology Team Member
Managed Fund since 2014
Christopher Boova
Technology Team Member
Managed Fund since 2016
Vimal Patel
Technology Team Member
Managed Fund since 2018
Sanjiv Wadhwani
Technology Team Member
Managed Fund since March 2021
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2021 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended April 30, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	05/23/94	47.92	81.45	30.81	19.79
	Including sales charges		39.43	71.00	29.27	19.09
Advisor Class*		11/08/12	48.12	81.91	31.14	20.05
Class C	Excluding sales charges	05/27/99	47.38	80.10	29.83	18.90
	Including sales charges		46.38	79.10	29.83	18.90
Institutional Class		09/27/10	48.10	81.89	31.14	20.10
Institutional 2 Class		08/03/09	48.14	81.97	31.22	20.22
Institutional 3 Class*		03/01/17	48.19	82.09	31.22	19.98
Class R		04/30/03	47.71	80.97	30.48	19.49
MSCI World Information Technology Index (Net)			27.25	55.87	28.62	18.75
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI World Information Technology Index (Net) is a free float-adjusted market capitalization index designed to measure information technology stock performance in the global developed equity market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World Information Technology Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Seligman Global Technology Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at April 30, 2021)
Communication Services	9.7
Consumer Discretionary	2.4
Health Care	0.4
Industrials	2.4
Information Technology	85.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Equity sub-industry breakdown (%) (at April 30, 2021)
Information Technology
Application Software	8.7
Communications Equipment	5.9
Data Processing & Outsourced Services	5.5
Internet Services & Infrastructure	1.6
IT Consulting & Other Services	0.4
Semiconductor Equipment	17.6
Semiconductors	19.6
Systems Software	12.5
Technology Hardware, Storage & Peripherals	13.3
Total	85.1
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at April 30, 2021)
Brazil	0.8
Canada	0.7
Germany	0.3
Israel	0.5
Japan	1.0
Netherlands	1.4
Sweden	0.7
United Kingdom	0.3
United States(a)	94.3
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At April 30, 2021, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

4	Columbia Seligman Global Technology Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2020 — April 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,479.20	1,018.50	7.97	6.49	1.29
Advisor Class	1,000.00	1,000.00	1,481.20	1,019.75	6.43	5.24	1.04
Class C	1,000.00	1,000.00	1,473.80	1,014.76	12.58	10.25	2.04
Institutional Class	1,000.00	1,000.00	1,481.00	1,019.75	6.43	5.24	1.04
Institutional 2 Class	1,000.00	1,000.00	1,481.40	1,020.00	6.12	4.99	0.99
Institutional 3 Class	1,000.00	1,000.00	1,481.90	1,020.24	5.82	4.73	0.94
Class R	1,000.00	1,000.00	1,477.10	1,017.25	9.51	7.75	1.54
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Seligman Global Technology Fund | Semiannual Report 2021	5

Portfolio of Investments
April 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Brazil 0.8%
Boa Vista Servicos SA	2,164,700	5,379,820
Pagseguro Digital Ltd., Class A(a)	228,136	10,434,940
Total		15,814,760
Canada 0.7%
Shaw Communications Inc	455,700	13,198,487
Germany 0.3%
Vantage Towers AG(a)	193,314	5,986,927
Israel 0.5%
Cognyte Software Ltd.(a)	117,440	3,068,707
CyberArk Software Ltd.(a)	41,600	5,844,800
Total		8,913,507
Japan 1.0%
Renesas Electronics Corp.(a)	1,614,500	18,805,929
Netherlands 1.4%
NXP Semiconductors NV	134,800	25,950,348
Sweden 0.7%
Telefonaktiebolaget LM Ericsson, ADR	882,000	12,162,780
United Kingdom 0.3%
Vodafone Group PLC, ADR	307,175	5,820,966
United States 93.3%
Activision Blizzard, Inc.	226,194	20,626,631
Advanced Energy Industries, Inc.	260,364	28,720,753
Alphabet, Inc., Class A(a)	32,625	76,782,938
Alphabet, Inc., Class C(a)	19,056	45,927,247
Analog Devices, Inc.	134,135	20,544,117
Apple, Inc.	718,640	94,472,414
Applied Materials, Inc.	545,651	72,413,344
AppLovin Corp.(a)	33,987	1,971,586
Arista Networks, Inc.(a)	51,238	16,148,680
Bloom Energy Corp., Class A(a)	1,498,374	38,912,773
Broadcom, Inc.	152,446	69,545,865
Cerence, Inc.(a)	271,528	26,178,014
Cisco Systems, Inc.	99,400	5,060,454
Comcast Corp., Class A	45,200	2,537,980
CommScope Holding Co., Inc.(a)	340,820	5,606,489
Common Stocks (continued)
Issuer	Shares	Value ($)
Cornerstone OnDemand, Inc.(a)	174,326	7,716,540
Dell Technologies, Inc.(a)	277,768	27,312,927
Dropbox, Inc., Class A(a)	1,422,964	36,570,175
DXC Technology Co.(a)	200,300	6,591,873
eBay, Inc.	747,343	41,694,266
Eiger BioPharmaceuticals, Inc.(a)	801,500	6,804,735
F5 Networks, Inc.(a)	119,000	22,224,440
Fidelity National Information Services, Inc.	119,700	18,302,130
Fiserv, Inc.(a)	150,958	18,133,075
Fortinet, Inc.(a)	160,833	32,846,924
Global Payments, Inc.	36,231	7,776,260
GoDaddy, Inc., Class A(a)	329,064	28,569,336
HP, Inc.	904,918	30,866,753
Intel Corp.	267,071	15,364,595
Lam Research Corp.	225,264	139,765,049
Lumentum Holdings, Inc.(a)	219,550	18,672,728
Marvell Technology, Inc.	1,010,158	45,669,243
Maxim Integrated Products, Inc.	232,930	21,895,420
McAfee Corp., Class A	470,725	11,429,203
Micron Technology, Inc.(a)	516,455	44,451,282
Microsoft Corp.	247,400	62,389,332
NetApp, Inc.	637,400	47,607,406
NortonLifeLock, Inc.	1,305,106	28,203,341
Oracle Corp.	389,600	29,527,784
Palo Alto Networks, Inc.(a)	77,015	27,216,331
Plantronics, Inc.(a)	721,451	28,850,825
Qorvo, Inc.(a)	53,575	10,081,208
Rambus, Inc.(a)	375,300	7,123,194
SailPoint Technologies Holdings, Inc.(a)	119,151	5,818,143
Salesforce.com, Inc.(a)	74,233	17,097,345
Sciplay Corp., Class A(a)	316,485	5,585,960
SMART Global Holdings, Inc.(a)	256,941	11,857,827
Synaptics, Inc.(a)	496,513	69,447,273
Synopsys, Inc.(a)	230,134	56,856,906
Tenable Holdings, Inc.(a)	53,339	1,999,946
Teradyne, Inc.	659,992	82,551,799
T-Mobile USA, Inc.(a)	15,400	2,034,802
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Seligman Global Technology Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Verint Systems, Inc.(a)	122,940	5,971,196
Visa, Inc., Class A	200,825	46,904,687
Vizio Holding Corp., Class A(a)	113,638	2,921,633
Western Digital Corp.(a)	638,845	45,121,622
Xperi Holding Corp.	1,253,737	25,764,295
Zendesk, Inc.(a)	35,400	5,173,710
Total		1,734,212,804
Total Common Stocks (Cost $837,101,050)		1,840,866,508

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.054%(b),(c)	19,808,814	19,806,834
Total Money Market Funds (Cost $19,806,834)		19,806,834
Total Investments in Securities (Cost $856,907,884)		1,860,673,342
Other Assets & Liabilities, Net		(1,578,503)
Net Assets		$1,859,094,839

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at April 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.054%
	10,750,308	139,827,075	(130,770,549)	—	19,806,834	—	4,164	19,808,814
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	15,814,760	—	—	15,814,760
Canada	13,198,487	—	—	13,198,487
Germany	—	5,986,927	—	5,986,927
Israel	8,913,507	—	—	8,913,507
Japan	—	18,805,929	—	18,805,929
Netherlands	25,950,348	—	—	25,950,348
Sweden	12,162,780	—	—	12,162,780
United Kingdom	5,820,966	—	—	5,820,966
United States	1,734,212,804	—	—	1,734,212,804
Total Common Stocks	1,816,073,652	24,792,856	—	1,840,866,508
Money Market Funds	19,806,834	—	—	19,806,834
Total Investments in Securities	1,835,880,486	24,792,856	—	1,860,673,342
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Seligman Global Technology Fund | Semiannual Report 2021

Statement of Assets and Liabilities
April 30, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $837,101,050)	$1,840,866,508
Affiliated issuers (cost $19,806,834)	19,806,834
Receivable for:
Investments sold	8,755,225
Capital shares sold	985,396
Dividends	116,306
Foreign tax reclaims	46,008
Prepaid expenses	25,325
Other assets	29,626
Total assets	1,870,631,228
Liabilities
Payable for:
Investments purchased	10,740,309
Capital shares purchased	460,026
Management services fees	47,283
Distribution and/or service fees	13,093
Transfer agent fees	164,033
Compensation of board members	81,954
Other expenses	29,691
Total liabilities	11,536,389
Net assets applicable to outstanding capital stock	$1,859,094,839
Represented by
Paid in capital	698,333,435
Total distributable earnings (loss)	1,160,761,404
Total - representing net assets applicable to outstanding capital stock	$1,859,094,839
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund | Semiannual Report 2021	9

Statement of Assets and Liabilities  (continued)
April 30, 2021 (Unaudited)
Class A
Net assets	$1,218,414,908
Shares outstanding	18,058,265
Net asset value per share	$67.47
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$71.59
Advisor Class
Net assets	$47,212,555
Shares outstanding	667,823
Net asset value per share	$70.70
Class C
Net assets	$89,630,144
Shares outstanding	1,926,381
Net asset value per share	$46.53
Institutional Class
Net assets	$303,645,379
Shares outstanding	4,385,495
Net asset value per share	$69.24
Institutional 2 Class
Net assets	$38,703,545
Shares outstanding	555,014
Net asset value per share	$69.73
Institutional 3 Class
Net assets	$13,823,587
Shares outstanding	199,748
Net asset value per share	$69.21
Class R
Net assets	$147,664,721
Shares outstanding	2,304,572
Net asset value per share	$64.07
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Seligman Global Technology Fund | Semiannual Report 2021

Statement of Operations
Six Months Ended April 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$9,681,794
Dividends — affiliated issuers	4,164
Foreign taxes withheld	(50,338)
Total income	9,635,620
Expenses:
Management services fees	7,756,665
Distribution and/or service fees
Class A	1,396,571
Class C	443,735
Class R	323,364
Transfer agent fees
Class A	598,062
Advisor Class	23,701
Class C	47,522
Institutional Class	149,111
Institutional 2 Class	10,526
Institutional 3 Class	421
Class R	69,167
Compensation of board members	32,412
Custodian fees	14,686
Printing and postage fees	36,215
Registration fees	65,397
Audit fees	15,048
Legal fees	9,361
Interest on interfund lending	1,014
Compensation of chief compliance officer	127
Other	68,783
Total expenses	11,061,888
Net investment loss	(1,426,268)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	163,317,668
Foreign currency translations	8,590
Options purchased	481,763
Options contracts written	478,955
Net realized gain	164,286,976
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	459,426,383
Foreign currency translations	890
Options contracts written	(200,084)
Net change in unrealized appreciation (depreciation)	459,227,189
Net realized and unrealized gain	623,514,165
Net increase in net assets resulting from operations	$622,087,897
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund | Semiannual Report 2021	11

Statement of Changes in Net Assets
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations
Net investment income (loss)	$(1,426,268)	$4,373,763
Net realized gain	164,286,976	148,113,478
Net change in unrealized appreciation (depreciation)	459,227,189	120,554,676
Net increase in net assets resulting from operations	622,087,897	273,041,917
Distributions to shareholders
Net investment income and net realized gains
Class A	(99,168,703)	(81,704,120)
Advisor Class	(3,858,185)	(2,783,843)
Class C	(11,167,127)	(9,007,829)
Institutional Class	(24,933,596)	(20,864,004)
Institutional 2 Class	(3,276,290)	(3,007,246)
Institutional 3 Class	(973,568)	(311,545)
Class R	(11,462,223)	(7,076,855)
Total distributions to shareholders	(154,839,692)	(124,755,442)
Increase (decrease) in net assets from capital stock activity	66,766,609	(27,052,685)
Total increase in net assets	534,014,814	121,233,790
Net assets at beginning of period	1,325,080,025	1,203,846,235
Net assets at end of period	$1,859,094,839	$1,325,080,025
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Seligman Global Technology Fund | Semiannual Report 2021

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2021 (Unaudited)		October 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	689,793	43,000,065	1,414,409	62,783,565
Distributions reinvested	1,666,250	92,943,429	1,814,017	76,206,868
Redemptions	(1,490,320)	(91,457,030)	(3,975,677)	(172,565,476)
Net increase (decrease)	865,723	44,486,464	(747,251)	(33,575,043)
Advisor Class
Subscriptions	127,958	7,917,038	222,072	10,621,587
Distributions reinvested	48,822	2,850,692	49,108	2,148,488
Redemptions	(111,517)	(7,348,012)	(258,599)	(11,810,503)
Net increase	65,263	3,419,718	12,581	959,572
Class C
Subscriptions	134,425	5,919,774	273,946	8,650,735
Distributions reinvested	280,468	10,820,475	276,499	8,405,555
Redemptions	(484,736)	(21,309,627)	(680,733)	(21,676,832)
Net decrease	(69,843)	(4,569,378)	(130,288)	(4,620,542)
Institutional Class
Subscriptions	425,058	27,557,523	1,162,722	53,589,147
Distributions reinvested	426,486	24,390,767	475,883	20,434,405
Redemptions	(748,000)	(47,180,459)	(1,833,216)	(81,865,164)
Net increase (decrease)	103,544	4,767,831	(194,611)	(7,841,612)
Institutional 2 Class
Subscriptions	80,754	5,154,144	276,881	12,751,006
Distributions reinvested	54,707	3,150,553	65,876	2,845,820
Redemptions	(167,423)	(10,453,199)	(431,079)	(20,713,864)
Net decrease	(31,962)	(2,148,502)	(88,322)	(5,117,038)
Institutional 3 Class
Subscriptions	39,357	2,564,161	111,232	5,551,294
Distributions reinvested	17,031	973,149	7,256	311,216
Redemptions	(19,013)	(1,194,532)	(25,364)	(1,143,331)
Net increase	37,375	2,342,778	93,124	4,719,179
Class R
Subscriptions	348,737	20,986,357	868,200	37,185,985
Distributions reinvested	215,796	11,443,659	174,176	6,993,177
Redemptions	(234,074)	(13,962,318)	(606,738)	(25,756,363)
Net increase	330,459	18,467,698	435,638	18,422,799
Total net increase (decrease)	1,300,559	66,766,609	(619,129)	(27,052,685)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund | Semiannual Report 2021	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2021 (Unaudited)	$50.39	(0.05)	22.97	22.92	(0.16)	(5.68)	(5.84)
Year Ended 10/31/2020	$44.67	0.16	10.14	10.30	—	(4.58)	(4.58)
Year Ended 10/31/2019	$38.52	(0.07)	10.28	10.21	—	(4.06)	(4.06)
Year Ended 10/31/2018	$43.04	(0.14)	(1.53)	(1.67)	—	(2.85)	(2.85)
Year Ended 10/31/2017	$32.85	(0.17)	12.91	12.74	—	(2.55)	(2.55)
Year Ended 10/31/2016	$30.77	(0.15)	4.58	4.43	—	(2.35)	(2.35)
Advisor Class
Six Months Ended 4/30/2021 (Unaudited)	$52.60	0.03	24.03	24.06	(0.28)	(5.68)	(5.96)
Year Ended 10/31/2020	$46.42	0.29	10.56	10.85	—	(4.67)	(4.67)
Year Ended 10/31/2019	$39.89	0.03	10.67	10.70	—	(4.17)	(4.17)
Year Ended 10/31/2018	$44.45	(0.04)	(1.58)	(1.62)	—	(2.94)	(2.94)
Year Ended 10/31/2017	$33.84	(0.09)	13.32	13.23	—	(2.62)	(2.62)
Year Ended 10/31/2016	$31.63	(0.15)	4.78	4.63	(0.00)	(2.42)	(2.42)
Class C
Six Months Ended 4/30/2021 (Unaudited)	$36.22	(0.20)	16.19	15.99	—	(5.68)	(5.68)
Year Ended 10/31/2020	$33.28	(0.13)	7.35	7.22	—	(4.28)	(4.28)
Year Ended 10/31/2019	$29.66	(0.27)	7.65	7.38	—	(3.76)	(3.76)
Year Ended 10/31/2018	$33.77	(0.35)	(1.17)	(1.52)	—	(2.59)	(2.59)
Year Ended 10/31/2017	$26.27	(0.35)	10.18	9.83	—	(2.33)	(2.33)
Year Ended 10/31/2016	$25.04	(0.30)	3.66	3.36	—	(2.13)	(2.13)
Institutional Class
Six Months Ended 4/30/2021 (Unaudited)	$51.62	0.03	23.55	23.58	(0.28)	(5.68)	(5.96)
Year Ended 10/31/2020	$45.64	0.29	10.36	10.65	—	(4.67)	(4.67)
Year Ended 10/31/2019	$39.29	0.04	10.48	10.52	—	(4.17)	(4.17)
Year Ended 10/31/2018	$43.82	(0.04)	(1.55)	(1.59)	—	(2.94)	(2.94)
Year Ended 10/31/2017	$33.40	(0.10)	13.14	13.04	—	(2.62)	(2.62)
Year Ended 10/31/2016	$31.24	(0.08)	4.66	4.58	—	(2.42)	(2.42)
Institutional 2 Class
Six Months Ended 4/30/2021 (Unaudited)	$51.96	0.04	23.71	23.75	(0.30)	(5.68)	(5.98)
Year Ended 10/31/2020	$45.91	0.28	10.47	10.75	—	(4.70)	(4.70)
Year Ended 10/31/2019	$39.49	0.06	10.55	10.61	—	(4.19)	(4.19)
Year Ended 10/31/2018	$44.04	(0.02)	(1.57)	(1.59)	—	(2.96)	(2.96)
Year Ended 10/31/2017	$33.57	(0.08)	13.21	13.13	—	(2.66)	(2.66)
Year Ended 10/31/2016	$31.40	(0.07)	4.71	4.64	—	(2.47)	(2.47)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Seligman Global Technology Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2021 (Unaudited)	$67.47	47.92%	1.29%(c),(d)	1.29%(c),(d)	(0.16%)(c)	17%	$1,218,415
Year Ended 10/31/2020	$50.39	25.09%	1.31%(d),(e)	1.31%(d),(e),(f)	0.35%	38%	$866,318
Year Ended 10/31/2019	$44.67	30.23%	1.32%(d),(e)	1.32%(d),(e),(f)	(0.17%)	43%	$801,352
Year Ended 10/31/2018	$38.52	(4.06%)	1.32%(d)	1.32%(d),(f)	(0.34%)	42%	$702,652
Year Ended 10/31/2017	$43.04	41.53%	1.33%	1.33%(f)	(0.47%)	53%	$760,937
Year Ended 10/31/2016	$32.85	15.54%	1.40%	1.40%(f)	(0.51%)	55%	$525,860
Advisor Class
Six Months Ended 4/30/2021 (Unaudited)	$70.70	48.12%	1.04%(c),(d)	1.04%(c),(d)	0.09%(c)	17%	$47,213
Year Ended 10/31/2020	$52.60	25.41%	1.06%(d),(e)	1.06%(d),(e),(f)	0.62%	38%	$31,695
Year Ended 10/31/2019	$46.42	30.52%	1.07%(d),(e)	1.07%(d),(e),(f)	0.07%	43%	$27,389
Year Ended 10/31/2018	$39.89	(3.81%)	1.07%(d)	1.07%(d),(f)	(0.09%)	42%	$21,927
Year Ended 10/31/2017	$44.45	41.87%	1.08%	1.08%(f)	(0.24%)	53%	$20,140
Year Ended 10/31/2016	$33.84	15.81%	1.15%	1.15%(f)	(0.47%)	55%	$4,915
Class C
Six Months Ended 4/30/2021 (Unaudited)	$46.53	47.38%	2.04%(c),(d)	2.04%(c),(d)	(0.91%)(c)	17%	$89,630
Year Ended 10/31/2020	$36.22	24.17%	2.06%(d),(e)	2.06%(d),(e),(f)	(0.39%)	38%	$72,302
Year Ended 10/31/2019	$33.28	29.21%	2.07%(d),(e)	2.07%(d),(e),(f)	(0.91%)	43%	$70,777
Year Ended 10/31/2018	$29.66	(4.78%)	2.06%(d)	2.06%(d),(f)	(1.09%)	42%	$68,853
Year Ended 10/31/2017	$33.77	40.49%	2.08%	2.08%(f)	(1.22%)	53%	$141,591
Year Ended 10/31/2016	$26.27	14.63%	2.15%	2.15%(f)	(1.26%)	55%	$101,739
Institutional Class
Six Months Ended 4/30/2021 (Unaudited)	$69.24	48.10%	1.04%(c),(d)	1.04%(c),(d)	0.09%(c)	17%	$303,645
Year Ended 10/31/2020	$51.62	25.41%	1.06%(d),(e)	1.06%(d),(e),(f)	0.62%	38%	$221,018
Year Ended 10/31/2019	$45.64	30.53%	1.07%(d),(e)	1.07%(d),(e),(f)	0.09%	43%	$204,305
Year Ended 10/31/2018	$39.29	(3.79%)	1.07%(d)	1.07%(d),(f)	(0.09%)	42%	$208,865
Year Ended 10/31/2017	$43.82	41.85%	1.08%	1.08%(f)	(0.26%)	53%	$234,123
Year Ended 10/31/2016	$33.40	15.85%	1.15%	1.15%(f)	(0.25%)	55%	$47,809
Institutional 2 Class
Six Months Ended 4/30/2021 (Unaudited)	$69.73	48.14%	0.99%(c),(d)	0.99%(c),(d)	0.14%(c)	17%	$38,704
Year Ended 10/31/2020	$51.96	25.49%	1.00%(d),(e)	1.00%(d),(e)	0.60%	38%	$30,500
Year Ended 10/31/2019	$45.91	30.63%	1.00%(d),(e)	1.00%(d),(e)	0.14%	43%	$31,006
Year Ended 10/31/2018	$39.49	(3.77%)	1.02%(d)	1.02%(d)	(0.04%)	42%	$22,531
Year Ended 10/31/2017	$44.04	41.95%	1.02%	1.02%	(0.20%)	53%	$16,310
Year Ended 10/31/2016	$33.57	15.97%	1.02%	1.02%	(0.23%)	55%	$2,735
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund | Semiannual Report 2021	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 4/30/2021 (Unaudited)	$51.61	0.06	23.54	23.60	(0.32)	(5.68)	(6.00)
Year Ended 10/31/2020	$45.63	0.24	10.45	10.69	—	(4.71)	(4.71)
Year Ended 10/31/2019	$39.28	0.07	10.49	10.56	—	(4.21)	(4.21)
Year Ended 10/31/2018	$43.81	0.01	(1.56)	(1.55)	—	(2.98)	(2.98)
Year Ended 10/31/2017(g)	$35.81	(0.06)	8.06	8.00	—	—	—
Class R
Six Months Ended 4/30/2021 (Unaudited)	$48.06	(0.12)	21.86	21.74	(0.05)	(5.68)	(5.73)
Year Ended 10/31/2020	$42.81	0.02	9.71	9.73	—	(4.48)	(4.48)
Year Ended 10/31/2019	$37.07	(0.16)	9.86	9.70	—	(3.96)	(3.96)
Year Ended 10/31/2018	$41.53	(0.23)	(1.47)	(1.70)	—	(2.76)	(2.76)
Year Ended 10/31/2017	$31.79	(0.26)	12.48	12.22	—	(2.48)	(2.48)
Year Ended 10/31/2016	$29.85	(0.22)	4.44	4.22	—	(2.28)	(2.28)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Seligman Global Technology Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 4/30/2021 (Unaudited)	$69.21	48.19%	0.94%(c),(d)	0.94%(c),(d)	0.18%(c)	17%	$13,824
Year Ended 10/31/2020	$51.61	25.54%	0.96%(d),(e)	0.96%(d),(e)	0.50%	38%	$8,380
Year Ended 10/31/2019	$45.63	30.69%	0.96%(d),(e)	0.96%(d),(e)	0.17%	43%	$3,160
Year Ended 10/31/2018	$39.28	(3.71%)	0.97%(d)	0.97%(d)	0.03%	42%	$1,595
Year Ended 10/31/2017(g)	$43.81	22.34%	0.98%(c)	0.98%(c)	(0.38%)(c)	53%	$130
Class R
Six Months Ended 4/30/2021 (Unaudited)	$64.07	47.71%	1.54%(c),(d)	1.54%(c),(d)	(0.41%)(c)	17%	$147,665
Year Ended 10/31/2020	$48.06	24.79%	1.56%(d),(e)	1.56%(d),(e),(f)	0.05%	38%	$94,867
Year Ended 10/31/2019	$42.81	29.89%	1.57%(d),(e)	1.57%(d),(e),(f)	(0.43%)	43%	$65,858
Year Ended 10/31/2018	$37.07	(4.29%)	1.57%(d)	1.57%(d),(f)	(0.58%)	42%	$42,778
Year Ended 10/31/2017	$41.53	41.16%	1.58%	1.58%(f)	(0.74%)	53%	$24,728
Year Ended 10/31/2016	$31.79	15.25%	1.65%	1.65%(f)	(0.75%)	55%	$9,878
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund | Semiannual Report 2021	17

Notes to Financial Statements
April 30, 2021 (Unaudited)
Note 1. Organization
Columbia Seligman Global Technology Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Effective April 1, 2021, Class C shares automatically convert to Class A shares after 8 years. Prior to April 1, 2021, Class C shares automatically converted to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
18	Columbia Seligman Global Technology Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held
Columbia Seligman Global Technology Fund | Semiannual Report 2021	19

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to decrease the Fund’s exposure to equity market risk and to increase return on investments, to protect gains and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
20	Columbia Seligman Global Technology Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at April 30, 2021:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended April 30, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Options contracts written ($)	Options contracts purchased ($)	Total ($)
Equity risk	478,955	481,763	960,718

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Options contracts written ($)
Equity risk	(200,084)
Columbia Seligman Global Technology Fund | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended April 30, 2021:
Derivative instrument	Average value ($)*
Options contracts — purchased	47,600
Options contracts — written	(55,861)

*	Based on the ending daily outstanding amounts for the six months ended April 30, 2021.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
22	Columbia Seligman Global Technology Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.915% to 0.755% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2021 was 0.909% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Seligman Global Technology Fund | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
For the six months ended April 30, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Advisor Class	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.11
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2021, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $3,785,000 for Class C shares. This amount is based on the most recent information available as of March 31, 2021, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a),(b)	226,802
Class C	—	1.00(a),(b)	2,095

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
24	Columbia Seligman Global Technology Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	March 1, 2021 through February 28, 2022	Prior to March 1, 2021
Class A	1.32%	1.33%
Advisor Class	1.07	1.08
Class C	2.07	2.08
Institutional Class	1.07	1.08
Institutional 2 Class	1.02	1.02
Institutional 3 Class	0.97	0.97
Class R	1.57	1.58
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
856,908,000	1,017,734,000	(13,969,000)	1,003,765,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $276,176,196 and $380,045,811, respectively, for the six months ended April 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Columbia Seligman Global Technology Fund | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended April 30, 2021 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	2,705,263	0.71	19
Interest income earned and interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at April 30, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended April 30, 2021.
26	Columbia Seligman Global Technology Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
Note 9. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing
Columbia Seligman Global Technology Fund | Semiannual Report 2021	27

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At April 30, 2021, affiliated shareholders of record owned 29.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
28	Columbia Seligman Global Technology Fund | Semiannual Report 2021

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Results of Meeting of Shareholders
At a Joint Special Meeting of Shareholders held on December 22, 2020, shareholders of Columbia Funds Series Trust II elected each of the seventeen nominees for the trustees to the Board of Trustees of Columbia Funds Series Trust II, each to hold office until he or she dies, retires, resigns or is removed or, if sooner, until the election and qualification of his or her successor, as follows:
Trustee	Votes for	Votes withheld	Abstentions
George S. Batejan	39,328,043,938	454,200,292	0
Kathleen Blatz	39,337,937,974	444,306,256	0
Pamela G. Carlton	39,344,288,391	437,955,839	0
Janet Langford Carrig	39,329,254,400	452,989,830	0
J. Kevin Connaughton	39,252,004,295	530,239,934	0
Olive M. Darragh	39,268,887,557	513,356,673	0
Patricia M. Flynn	39,330,975,954	451,268,276	0
Brian J. Gallagher	39,331,403,614	450,840,615	0
Douglas A. Hacker	39,242,844,166	539,400,064	0
Nancy T. Lukitsh	39,349,165,585	433,078,645	0
David M. Moffett	39,309,904,442	472,339,788	0
Catherine James Paglia	39,328,739,370	453,504,860	0
Anthony M. Santomero	39,306,518,896	475,725,334	0
Minor M. Shaw	39,303,595,918	478,648,312	0
Natalie A. Trunow	39,352,416,062	429,828,167	0
Sandra Yeager	39,356,131,780	426,112,449	0
Christopher O. Petersen	39,337,621,211	444,623,019	0
Columbia Seligman Global Technology Fund | Semiannual Report 2021	29

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Columbia Seligman Global Technology Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR220_10_L01_(06/21)

SemiAnnual Report
April 30, 2021
Columbia Select Global Equity Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Select Global Equity Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Select Global Equity Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.
Portfolio management
David Dudding, CFA
Lead Portfolio Manager
Managed Fund since 2015
Alex Lee, CFA
Portfolio Manager
Managed Fund since 2019
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2021 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended April 30, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	05/29/90	23.11	40.66	18.72	11.50
	Including sales charges		16.04	32.53	17.32	10.85
Advisor Class*		03/01/18	23.24	40.94	18.92	11.59
Class C	Excluding sales charges	06/26/00	22.67	39.67	17.85	10.67
	Including sales charges		21.67	38.67	17.85	10.67
Institutional Class		09/27/10	23.21	41.00	19.02	11.77
Institutional 2 Class		12/11/06	23.26	41.14	19.12	11.91
Institutional 3 Class*		03/01/17	23.32	41.09	19.10	11.68
Class R		12/11/06	22.92	40.37	18.44	11.22
MSCI ACWI (Net)			28.29	45.75	13.85	9.17
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI ACWI (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 45 country indices comprising 24 developed and 21 emerging market country indices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Select Global Equity Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at April 30, 2021)
Communication Services	14.1
Consumer Discretionary	9.3
Consumer Staples	2.3
Financials	8.9
Health Care	18.5
Industrials	3.7
Information Technology	40.1
Materials	2.0
Real Estate	1.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at April 30, 2021)
Argentina	0.5
China	1.6
Denmark	3.3
France	3.0
Germany	0.9
Hong Kong	2.8
India	1.8
Japan	8.0
Netherlands	2.9
South Korea	2.9
Switzerland	3.6
Taiwan	2.8
United Kingdom	2.0
United States(a)	63.9
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At April 30, 2021, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

4	Columbia Select Global Equity Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2020 — April 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,231.10	1,018.70	6.95	6.29	1.25
Advisor Class	1,000.00	1,000.00	1,232.40	1,019.95	5.57	5.04	1.00
Class C	1,000.00	1,000.00	1,226.70	1,014.96	11.10	10.05	2.00
Institutional Class	1,000.00	1,000.00	1,232.10	1,019.95	5.56	5.04	1.00
Institutional 2 Class	1,000.00	1,000.00	1,232.60	1,020.14	5.34	4.84	0.96
Institutional 3 Class	1,000.00	1,000.00	1,233.20	1,020.39	5.07	4.58	0.91
Class R	1,000.00	1,000.00	1,229.20	1,017.45	8.34	7.54	1.50
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Select Global Equity Fund | Semiannual Report 2021	5

Portfolio of Investments
April 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Argentina 0.5%
MercadoLibre, Inc.(a)	2,596	4,078,264
China 1.6%
Tencent Holdings Ltd.	158,600	12,651,845
Denmark 3.3%
Novo Nordisk A/S, Class B	136,353	10,058,418
Tryg AS	682,511	15,606,912
Total		25,665,330
France 3.0%
L’Oreal SA	19,526	7,995,319
LVMH Moet Hennessy Louis Vuitton SE	20,561	15,489,640
Total		23,484,959
Germany 0.9%
Siemens Healthineers AG	115,973	6,627,450
Hong Kong 2.8%
AIA Group Ltd.	1,173,800	14,898,545
Techtronic Industries Co., Ltd.	380,500	6,904,086
Total		21,802,631
India 1.8%
HDFC Bank Ltd.(a)	377,693	7,176,159
Kotak Mahindra Bank Ltd.(a)	294,809	6,941,272
Total		14,117,431
Japan 8.0%
Disco Corp.	33,800	10,914,736
Hoya Corp.	191,600	21,778,273
Keyence Corp.	34,500	16,561,831
Recruit Holdings Co., Ltd.	286,300	12,908,549
Total		62,163,389
Netherlands 2.9%
ASML Holding NV	14,128	9,171,078
Koninklijke Philips NV(a)	231,370	13,082,390
Total		22,253,468
South Korea 2.9%
Samsung Electronics Co., Ltd.	305,956	22,299,750
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 3.6%
Lonza Group AG, Registered Shares	16,745	10,645,038
Nestlé SA, Registered Shares	81,010	9,666,980
TE Connectivity Ltd.	58,638	7,885,052
Total		28,197,070
Taiwan 2.9%
Sea Ltd. ADR(a)	31,061	7,844,145
Taiwan Semiconductor Manufacturing Co., Ltd.	675,000	14,215,246
Total		22,059,391
United Kingdom 2.0%
Linde PLC	53,144	15,190,540
United States 62.5%
Abbott Laboratories	115,842	13,910,307
Activision Blizzard, Inc.	112,198	10,231,336
Adobe, Inc.(a)	75,136	38,194,634
Alphabet, Inc., Class A(a)	19,844	46,702,854
Amazon.com, Inc.(a)	14,898	51,657,623
American Tower Corp.	33,375	8,502,949
ANSYS, Inc.(a)	23,510	8,596,667
CME Group, Inc.	55,397	11,189,640
Comcast Corp., Class A	253,543	14,236,439
Danaher Corp.	47,241	11,996,380
Edwards Lifesciences Corp.(a)	132,188	12,626,598
Facebook, Inc., Class A(a)	48,995	15,927,295
Intuit, Inc.	90,082	37,128,197
Lam Research Corp.	24,766	15,366,065
MasterCard, Inc., Class A	105,512	40,311,915
Microsoft Corp.	235,762	59,454,461
NVIDIA Corp.	25,206	15,133,178
PayPal Holdings, Inc.(a)	41,339	10,842,806
S&P Global, Inc.	31,425	12,268,006
Stryker Corp.	31,034	8,150,459
Thermo Fisher Scientific, Inc.	69,837	32,839,452
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Select Global Equity Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
TransUnion	82,006	8,577,008
Total		483,844,269
Total Common Stocks (Cost $466,372,084)		764,435,787

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.054%(b),(c)	12,207,844	12,206,624
Total Money Market Funds (Cost $12,206,624)		12,206,624
Total Investments in Securities (Cost $478,578,708)		776,642,411
Other Assets & Liabilities, Net		(2,076,977)
Net Assets		$774,565,434
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at April 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.054%
	8,787,795	102,923,402	(99,504,573)	—	12,206,624	—	5,714	12,207,844
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Fair value measurements  (continued)
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	4,078,264	—	—	4,078,264
China	—	12,651,845	—	12,651,845
Denmark	—	25,665,330	—	25,665,330
France	—	23,484,959	—	23,484,959
Germany	—	6,627,450	—	6,627,450
Hong Kong	—	21,802,631	—	21,802,631
India	—	14,117,431	—	14,117,431
Japan	—	62,163,389	—	62,163,389
Netherlands	—	22,253,468	—	22,253,468
South Korea	—	22,299,750	—	22,299,750
Switzerland	7,885,052	20,312,018	—	28,197,070
Taiwan	7,844,145	14,215,246	—	22,059,391
United Kingdom	—	15,190,540	—	15,190,540
United States	483,844,269	—	—	483,844,269
Total Common Stocks	503,651,730	260,784,057	—	764,435,787
Money Market Funds	12,206,624	—	—	12,206,624
Total Investments in Securities	515,858,354	260,784,057	—	776,642,411
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Select Global Equity Fund | Semiannual Report 2021

Statement of Assets and Liabilities
April 30, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $466,372,084)	$764,435,787
Affiliated issuers (cost $12,206,624)	12,206,624
Foreign currency (cost $72)	73
Receivable for:
Capital shares sold	237,779
Dividends	490,777
Foreign tax reclaims	386,404
Prepaid expenses	15,864
Other assets	19,604
Total assets	777,792,912
Liabilities
Due to custodian	471
Payable for:
Investments purchased	2,170,143
Capital shares purchased	452,730
Foreign capital gains taxes deferred	327,586
Management services fees	18,172
Distribution and/or service fees	4,544
Transfer agent fees	50,421
Compensation of board members	187,380
Other expenses	16,031
Total liabilities	3,227,478
Net assets applicable to outstanding capital stock	$774,565,434
Represented by
Paid in capital	427,436,314
Total distributable earnings (loss)	347,129,120
Total - representing net assets applicable to outstanding capital stock	$774,565,434
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund | Semiannual Report 2021	9

Statement of Assets and Liabilities  (continued)
April 30, 2021 (Unaudited)
Class A
Net assets	$561,675,798
Shares outstanding	29,906,875
Net asset value per share	$18.78
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$19.93
Advisor Class
Net assets	$13,169,089
Shares outstanding	678,307
Net asset value per share	$19.41
Class C
Net assets	$21,093,653
Shares outstanding	1,307,933
Net asset value per share	$16.13
Institutional Class
Net assets	$139,801,708
Shares outstanding	7,315,126
Net asset value per share	$19.11
Institutional 2 Class
Net assets	$9,213,112
Shares outstanding	479,402
Net asset value per share	$19.22
Institutional 3 Class
Net assets	$24,646,975
Shares outstanding	1,300,916
Net asset value per share	$18.95
Class R
Net assets	$4,965,099
Shares outstanding	265,970
Net asset value per share	$18.67
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Select Global Equity Fund | Semiannual Report 2021

Statement of Operations
Six Months Ended April 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$3,387,637
Dividends — affiliated issuers	5,714
Foreign taxes withheld	(277,955)
Total income	3,115,396
Expenses:
Management services fees	3,075,686
Distribution and/or service fees
Class A	656,429
Class C	110,823
Class R	11,776
Transfer agent fees
Class A	250,385
Advisor Class	6,330
Class C	10,565
Institutional Class	61,642
Institutional 2 Class	2,313
Institutional 3 Class	707
Class R	2,247
Compensation of board members	49,065
Custodian fees	22,360
Printing and postage fees	27,077
Registration fees	66,702
Audit fees	16,779
Legal fees	6,213
Compensation of chief compliance officer	56
Other	26,334
Total expenses	4,403,489
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(179)
Total net expenses	4,403,310
Net investment loss	(1,287,914)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	52,963,614
Foreign currency translations	39,133
Net realized gain	53,002,747
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	94,552,164
Foreign currency translations	(7,245)
Foreign capital gains tax	(48,363)
Net change in unrealized appreciation (depreciation)	94,496,556
Net realized and unrealized gain	147,499,303
Net increase in net assets resulting from operations	$146,211,389
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund | Semiannual Report 2021	11

Statement of Changes in Net Assets
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations
Net investment loss	$(1,287,914)	$(1,953,622)
Net realized gain	53,002,747	57,744,449
Net change in unrealized appreciation (depreciation)	94,496,556	34,816,291
Net increase in net assets resulting from operations	146,211,389	90,607,118
Distributions to shareholders
Net investment income and net realized gains
Class A	(41,308,867)	(11,149,300)
Advisor Class	(1,043,621)	(10,336)
Class C	(2,004,335)	(354,657)
Institutional Class	(10,218,581)	(1,670,370)
Institutional 2 Class	(604,207)	(100,218)
Institutional 3 Class	(1,708,506)	(1,671,584)
Class R	(368,395)	(34,563)
Total distributions to shareholders	(57,256,512)	(14,991,028)
Increase in net assets from capital stock activity	51,854,252	79,243,703
Total increase in net assets	140,809,129	154,859,793
Net assets at beginning of period	633,756,305	478,896,512
Net assets at end of period	$774,565,434	$633,756,305
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Select Global Equity Fund | Semiannual Report 2021

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2021 (Unaudited)		October 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,493,588	26,664,139	2,831,018	43,749,328
Fund reorganization	—	—	2,223,020	36,324,164
Distributions reinvested	2,386,136	40,468,868	737,618	10,968,383
Redemptions	(1,807,078)	(32,149,557)	(3,054,089)	(46,750,884)
Net increase	2,072,646	34,983,450	2,737,567	44,290,991
Advisor Class
Subscriptions	104,057	1,947,978	658,463	10,498,230
Fund reorganization	—	—	171,636	2,892,071
Distributions reinvested	59,551	1,043,336	670	10,252
Redemptions	(265,767)	(4,929,877)	(75,181)	(1,255,579)
Net increase (decrease)	(102,159)	(1,938,563)	755,588	12,144,974
Class C
Subscriptions	175,330	2,699,482	334,060	4,488,366
Fund reorganization	—	—	599,372	8,505,113
Distributions reinvested	137,182	2,004,229	27,230	353,444
Redemptions	(474,289)	(7,314,306)	(279,753)	(3,811,925)
Net increase (decrease)	(161,777)	(2,610,595)	680,909	9,534,998
Institutional Class
Subscriptions	1,465,505	26,633,367	3,941,842	60,355,209
Fund reorganization	—	—	1,473,031	24,452,168
Distributions reinvested	575,825	9,927,224	110,081	1,661,131
Redemptions	(1,240,535)	(22,445,781)	(2,599,283)	(38,667,928)
Net increase	800,795	14,114,810	2,925,671	47,800,580
Institutional 2 Class
Subscriptions	190,359	3,470,535	321,311	4,918,517
Fund reorganization	—	—	35,780	597,177
Distributions reinvested	34,807	603,551	6,598	100,023
Redemptions	(41,582)	(759,104)	(274,326)	(4,178,035)
Net increase	183,584	3,314,982	89,363	1,437,682
Institutional 3 Class
Subscriptions	344,190	6,247,804	911,250	14,253,862
Fund reorganization	—	—	240,528	3,961,514
Distributions reinvested	99,647	1,702,972	111,655	1,671,477
Redemptions	(232,843)	(4,200,867)	(3,820,544)	(58,720,933)
Net increase (decrease)	210,994	3,749,909	(2,557,111)	(38,834,080)
Class R
Subscriptions	29,897	526,290	191,977	2,957,196
Fund reorganization	—	—	41,701	677,230
Distributions reinvested	21,734	366,644	2,180	32,279
Redemptions	(36,647)	(652,675)	(51,467)	(798,147)
Net increase	14,984	240,259	184,391	2,868,558
Total net increase	3,019,067	51,854,252	4,816,378	79,243,703
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund | Semiannual Report 2021	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2021 (Unaudited)	$16.59	(0.04)	3.71	3.67	—	(1.48)	(1.48)
Year Ended 10/31/2020	$14.34	(0.06)	2.76	2.70	—	(0.45)	(0.45)
Year Ended 10/31/2019	$13.04	(0.03)	2.61	2.58	—	(1.28)	(1.28)
Year Ended 10/31/2018	$12.65	(0.02)	0.46	0.44	—	(0.05)	(0.05)
Year Ended 10/31/2017	$10.12	(0.00)(f)	2.53	2.53	—	—	—
Year Ended 10/31/2016	$9.97	0.00(f)	0.15	0.15	—	—	—
Advisor Class
Six Months Ended 4/30/2021 (Unaudited)	$17.12	(0.01)	3.82	3.81	—	(1.52)	(1.52)
Year Ended 10/31/2020	$14.74	(0.04)	2.87	2.83	—	(0.45)	(0.45)
Year Ended 10/31/2019	$13.38	0.00(f)	2.67	2.67	—	(1.31)	(1.31)
Year Ended 10/31/2018(h)	$13.39	0.01	(0.02)(i)	(0.01)	—	—	—
Class C
Six Months Ended 4/30/2021 (Unaudited)	$14.38	(0.09)	3.21	3.12	—	(1.37)	(1.37)
Year Ended 10/31/2020	$12.57	(0.16)	2.42	2.26	—	(0.45)	(0.45)
Year Ended 10/31/2019	$11.58	(0.11)	2.28	2.17	—	(1.18)	(1.18)
Year Ended 10/31/2018	$11.32	(0.10)	0.41	0.31	—	(0.05)	(0.05)
Year Ended 10/31/2017	$9.12	(0.08)	2.28	2.20	—	—	—
Year Ended 10/31/2016	$9.06	(0.07)	0.13	0.06	—	—	—
Institutional Class
Six Months Ended 4/30/2021 (Unaudited)	$16.88	(0.01)	3.76	3.75	—	(1.52)	(1.52)
Year Ended 10/31/2020	$14.54	(0.03)	2.82	2.79	—	(0.45)	(0.45)
Year Ended 10/31/2019	$13.22	0.00(f)	2.63	2.63	—	(1.31)	(1.31)
Year Ended 10/31/2018	$12.81	0.01	0.48	0.49	(0.03)	(0.05)	(0.08)
Year Ended 10/31/2017	$10.22	0.04	2.55	2.59	—	—	—
Year Ended 10/31/2016	$10.05	0.02	0.15	0.17	—	—	—
Institutional 2 Class
Six Months Ended 4/30/2021 (Unaudited)	$16.97	(0.01)	3.79	3.78	—	(1.53)	(1.53)
Year Ended 10/31/2020	$14.61	(0.03)	2.85	2.82	—	(0.46)	(0.46)
Year Ended 10/31/2019	$13.28	0.01	2.64	2.65	—	(1.32)	(1.32)
Year Ended 10/31/2018	$12.87	0.02	0.48	0.50	(0.04)	(0.05)	(0.09)
Year Ended 10/31/2017	$10.26	0.02	2.59	2.61	—	—	—
Year Ended 10/31/2016	$10.07	0.04	0.15	0.19	—	—	—
Institutional 3 Class
Six Months Ended 4/30/2021 (Unaudited)	$16.75	(0.00)(f)	3.74	3.74	—	(1.54)	(1.54)
Year Ended 10/31/2020	$14.44	0.00(f)	2.77	2.77	—	(0.46)	(0.46)
Year Ended 10/31/2019	$13.14	0.02	2.61	2.63	—	(1.33)	(1.33)
Year Ended 10/31/2018	$12.74	0.03	0.47	0.50	(0.05)	(0.05)	(0.10)
Year Ended 10/31/2017(j)	$10.85	0.03	1.86	1.89	—	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Select Global Equity Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2021 (Unaudited)	$18.78	23.11%	1.25%(c)	1.25%(c)	(0.39%)(c)	35%	$561,676
Year Ended 10/31/2020	$16.59	19.16%	1.28%(d)	1.28%(d),(e)	(0.40%)	55%	$461,888
Year Ended 10/31/2019	$14.34	22.30%	1.31%	1.31%(e)	(0.22%)	46%	$359,804
Year Ended 10/31/2018	$13.04	3.52%	1.34%	1.34%(e)	(0.15%)	74%	$316,700
Year Ended 10/31/2017	$12.65	25.00%	1.37%(g)	1.37%(e),(g)	(0.04%)	72%	$322,569
Year Ended 10/31/2016	$10.12	1.50%	1.40%	1.40%(e)	0.01%	66%	$303,338
Advisor Class
Six Months Ended 4/30/2021 (Unaudited)	$19.41	23.24%	1.00%(c)	1.00%(c)	(0.16%)(c)	35%	$13,169
Year Ended 10/31/2020	$17.12	19.53%	1.03%(d)	1.02%(d),(e)	(0.24%)	55%	$13,365
Year Ended 10/31/2019	$14.74	22.52%	1.07%	1.07%(e)	0.03%	46%	$367
Year Ended 10/31/2018(h)	$13.38	(0.07%)	1.10%(c)	1.10%(c),(e)	0.11%(c)	74%	$110
Class C
Six Months Ended 4/30/2021 (Unaudited)	$16.13	22.67%	2.00%(c)	2.00%(c)	(1.16%)(c)	35%	$21,094
Year Ended 10/31/2020	$14.38	18.33%	2.03%(d)	2.03%(d),(e)	(1.19%)	55%	$21,140
Year Ended 10/31/2019	$12.57	21.27%	2.06%	2.06%(e)	(0.97%)	46%	$9,918
Year Ended 10/31/2018	$11.58	2.78%	2.08%	2.08%(e)	(0.79%)	74%	$7,968
Year Ended 10/31/2017	$11.32	24.12%	2.12%(g)	2.12%(e),(g)	(0.78%)	72%	$12,686
Year Ended 10/31/2016	$9.12	0.66%	2.15%	2.15%(e)	(0.75%)	66%	$13,808
Institutional Class
Six Months Ended 4/30/2021 (Unaudited)	$19.11	23.21%	1.00%(c)	1.00%(c)	(0.14%)(c)	35%	$139,802
Year Ended 10/31/2020	$16.88	19.54%	1.03%(d)	1.03%(d),(e)	(0.17%)	55%	$109,949
Year Ended 10/31/2019	$14.54	22.50%	1.06%	1.06%(e)	0.03%	46%	$52,178
Year Ended 10/31/2018	$13.22	3.84%	1.09%	1.09%(e)	0.10%	74%	$29,191
Year Ended 10/31/2017	$12.81	25.34%	1.13%	1.13%(e)	0.33%	72%	$24,854
Year Ended 10/31/2016	$10.22	1.69%	1.15%	1.15%(e)	0.24%	66%	$2,945
Institutional 2 Class
Six Months Ended 4/30/2021 (Unaudited)	$19.22	23.26%	0.97%(c)	0.96%(c)	(0.08%)(c)	35%	$9,213
Year Ended 10/31/2020	$16.97	19.64%	0.99%(d)	0.98%(d)	(0.16%)	55%	$5,019
Year Ended 10/31/2019	$14.61	22.57%	1.00%	1.00%	0.11%	46%	$3,017
Year Ended 10/31/2018	$13.28	3.91%	1.02%	1.01%	0.18%	74%	$1,098
Year Ended 10/31/2017	$12.87	25.44%	1.03%(g)	1.03%(g)	0.20%	72%	$452
Year Ended 10/31/2016	$10.26	1.89%	1.00%	1.00%	0.40%	66%	$148
Institutional 3 Class
Six Months Ended 4/30/2021 (Unaudited)	$18.95	23.32%	0.91%(c)	0.91%(c)	(0.04%)(c)	35%	$24,647
Year Ended 10/31/2020	$16.75	19.59%	0.93%(d)	0.93%(d)	0.01%	55%	$18,257
Year Ended 10/31/2019	$14.44	22.68%	0.94%	0.94%	0.16%	46%	$52,662
Year Ended 10/31/2018	$13.14	3.93%	0.96%	0.95%	0.24%	74%	$50,583
Year Ended 10/31/2017(j)	$12.74	17.42%	0.97%(c)	0.97%(c)	0.43%(c)	72%	$54,121
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund | Semiannual Report 2021	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 4/30/2021 (Unaudited)	$16.49	(0.06)	3.69	3.63	—	(1.45)	(1.45)
Year Ended 10/31/2020	$14.28	(0.10)	2.76	2.66	—	(0.45)	(0.45)
Year Ended 10/31/2019	$12.99	(0.06)	2.60	2.54	—	(1.25)	(1.25)
Year Ended 10/31/2018	$12.63	(0.05)	0.46	0.41	—	(0.05)	(0.05)
Year Ended 10/31/2017	$10.13	(0.04)	2.54	2.50	—	—	—
Year Ended 10/31/2016	$10.01	(0.02)	0.14	0.12	—	—	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
(g)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Class C	Institutional 2 Class	Class R
10/31/2017	0.02%	0.02%	0.01%	0.02%

(h)	Advisor Class shares commenced operations on March 1, 2018. Per share data and total return reflect activity from that date.
(i)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(j)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Select Global Equity Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 4/30/2021 (Unaudited)	$18.67	22.92%	1.50%(c)	1.50%(c)	(0.64%)(c)	35%	$4,965
Year Ended 10/31/2020	$16.49	18.96%	1.53%(d)	1.53%(d),(e)	(0.66%)	55%	$4,138
Year Ended 10/31/2019	$14.28	21.95%	1.57%	1.57%(e)	(0.47%)	46%	$951
Year Ended 10/31/2018	$12.99	3.29%	1.59%	1.59%(e)	(0.40%)	74%	$329
Year Ended 10/31/2017	$12.63	24.68%	1.62%(g)	1.62%(e),(g)	(0.32%)	72%	$197
Year Ended 10/31/2016	$10.13	1.20%	1.65%	1.65%(e)	(0.24%)	66%	$196
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund | Semiannual Report 2021	17

Notes to Financial Statements
April 30, 2021 (Unaudited)
Note 1. Organization
Columbia Select Global Equity Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Effective April 1, 2021, Class C shares automatically convert to Class A shares after 8 years. Prior to April 1, 2021, Class C shares automatically converted to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
18	Columbia Select Global Equity Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Columbia Select Global Equity Fund | Semiannual Report 2021	19

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.62% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2021 was 0.85% of the Fund’s average daily net assets.
20	Columbia Select Global Equity Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
Subadvisory agreement
The Fund’s Board of Trustees has approved a Subadvisory Agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of April 30, 2021, Threadneedle is not providing services to the Fund pursuant to the Subadvisory agreement.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or other inter-company arrangements and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered, as appropriate, with respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
Columbia Select Global Equity Fund | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended April 30, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.10
Advisor Class	0.10
Class C	0.10
Institutional Class	0.10
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.10
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2021, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,286,000 for Class C shares. This amount is based on the most recent information available as of March 31, 2021, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	263,324
Class C	—	1.00(b)	200

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
22	Columbia Select Global Equity Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through February 28, 2023
Class A	1.28
Advisor Class	1.03
Class C	2.03
Institutional Class	1.03
Institutional 2 Class	0.96
Institutional 3 Class	0.91
Class R	1.53
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
478,579,000	298,173,000	(110,000)	298,063,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Select Global Equity Fund | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
The Fund acquired $275,003 of capital loss carryforward in connection with the Columbia Select Global Growth Fund (the Acquired Fund) merger (Note 9). In addition to the acquired capital loss carryforward, the Fund also acquired unrealized capital gains as a result of the merger. The yearly utilization of the acquired capital loss carryforward may be limited by the Internal Revenue Code.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $247,800,764 and $255,878,526, respectively, for the six months ended April 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended April 30, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended April 30, 2021.
24	Columbia Select Global Equity Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
Note 9. Fund reorganization
At the close of business on July 10, 2020, the Fund acquired the assets and assumed the identified liabilities of Columbia Select Global Growth Fund (the Acquired Fund), a series of Columbia Funds Series Trust. The reorganization was completed after the Board of Trustees of the Acquired Fund approved a plan of reorganization at a meeting held in February 2020. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.
The aggregate net assets of the Fund immediately before the reorganization were $533,775,284 and the combined net assets immediately after the reorganization were $611,184,721.
The reorganization was accomplished by a tax-free exchange of 3,788,264 shares of the Acquired Fund valued at $77,409,437 (including $37,166,030 of unrealized appreciation/(depreciation)).
In exchange for the Acquired Fund’s shares, the Fund issued the following number of shares:
Shares
Class A	2,223,020
Advisor Class	171,636
Class C	599,372
Institutional Class	1,473,031
Institutional 2 Class	35,780
Institutional 3 Class	240,528
Class R	41,701
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the Acquired Fund’s cost of investments was carried forward.
The Fund’s financial statements reflect both the operations of the Fund for the period prior to the reorganization and the combined Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
Assuming the reorganization had been completed on November 1, 2019, the Fund’s pro-forma results of operations for the year ended October 31, 2020 would have been approximately:
($)
Net investment loss	(2,354,000)
Net realized gain	57,408,000
Net change in unrealized appreciation	53,983,000
Net increase in net assets from operations	109,037,000
Note 10. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.
Columbia Select Global Equity Fund | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
Geographic focus risk
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global
26	Columbia Select Global Equity Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At April 30, 2021, affiliated shareholders of record owned 69.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 11. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 12. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Select Global Equity Fund | Semiannual Report 2021	27

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Results of Meeting of Shareholders
At a Joint Special Meeting of Shareholders held on December 22, 2020, shareholders of Columbia Funds Series Trust II elected each of the seventeen nominees for the trustees to the Board of Trustees of Columbia Funds Series Trust II, each to hold office until he or she dies, retires, resigns or is removed or, if sooner, until the election and qualification of his or her successor, as follows:
Trustee	Votes for	Votes withheld	Abstentions
George S. Batejan	39,328,043,938	454,200,292	0
Kathleen Blatz	39,337,937,974	444,306,256	0
Pamela G. Carlton	39,344,288,391	437,955,839	0
Janet Langford Carrig	39,329,254,400	452,989,830	0
J. Kevin Connaughton	39,252,004,295	530,239,934	0
Olive M. Darragh	39,268,887,557	513,356,673	0
Patricia M. Flynn	39,330,975,954	451,268,276	0
Brian J. Gallagher	39,331,403,614	450,840,615	0
Douglas A. Hacker	39,242,844,166	539,400,064	0
Nancy T. Lukitsh	39,349,165,585	433,078,645	0
David M. Moffett	39,309,904,442	472,339,788	0
Catherine James Paglia	39,328,739,370	453,504,860	0
Anthony M. Santomero	39,306,518,896	475,725,334	0
Minor M. Shaw	39,303,595,918	478,648,312	0
Natalie A. Trunow	39,352,416,062	429,828,167	0
Sandra Yeager	39,356,131,780	426,112,449	0
Christopher O. Petersen	39,337,621,211	444,623,019	0
28	Columbia Select Global Equity Fund | Semiannual Report 2021

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Columbia Select Global Equity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR155_10_L01_(06/21)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia Funds Series Trust II
By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	June 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	June 22, 2021
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	June 22, 2021
By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	June 22, 2021